Employees - Schedule of Fair Value of Plans Assets, Which Are Reported Net of Fund Liabilities That Are Not Employee Benefits (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value of plan assets [line items]
Total plan assets	€ 23,749	€ 20,867
Equities total	7,756	6,281
Fixed income total	11,362	10,505
Private equity	396	447
Property and real estate	1,728	1,579
Hedge funds	757	783
Other	1,158	1,117
Other plans	300	312
Derivatives	292	(157)
Government Bonds [Member]
Disclosure of fair value of plan assets [line items]
Fixed income total	4,845	4,496
Investment Grade Corporate Bonds [Member]
Disclosure of fair value of plan assets [line items]
Fixed income total	2,934	2,653
Other fixed income [Member]
Disclosure of fair value of plan assets [line items]
Fixed income total	3,583	3,356
Europe [member]
Disclosure of fair value of plan assets [line items]
Equities total	2,030	1,662
North America [Member]
Disclosure of fair value of plan assets [line items]
Equities total	3,844	3,119
Other Countries [Member]
Disclosure of fair value of plan assets [line items]
Equities total	1,882	1,500
United Kingdom [Member]
Disclosure of fair value of plan assets [line items]
Total plan assets	12,122	10,329
Equities total	4,173	3,182
Fixed income total	5,317	4,963
Private equity	325	363
Property and real estate	916	852
Hedge funds	688	663
Other	454	435
Derivatives	249	(129)
United Kingdom [Member] | Government Bonds [Member]
Disclosure of fair value of plan assets [line items]
Fixed income total	2,711	2,474
United Kingdom [Member] | Investment Grade Corporate Bonds [Member]
Disclosure of fair value of plan assets [line items]
Fixed income total	1,120	984
United Kingdom [Member] | Other fixed income [Member]
Disclosure of fair value of plan assets [line items]
Fixed income total	1,486	1,505
United Kingdom [Member] | Europe [member]
Disclosure of fair value of plan assets [line items]
Equities total	930	731
United Kingdom [Member] | North America [Member]
Disclosure of fair value of plan assets [line items]
Equities total	2,312	1,723
United Kingdom [Member] | Other Countries [Member]
Disclosure of fair value of plan assets [line items]
Equities total	931	728
Netherlands [Member]
Disclosure of fair value of plan assets [line items]
Total plan assets	5,522	4,996
Equities total	1,831	1,594
Fixed income total	2,795	2,595
Private equity	65	82
Property and real estate	491	451
Other	289	293
Derivatives	51	(19)
Netherlands [Member] | Government Bonds [Member]
Disclosure of fair value of plan assets [line items]
Fixed income total	765	769
Netherlands [Member] | Investment Grade Corporate Bonds [Member]
Disclosure of fair value of plan assets [line items]
Fixed income total	542	502
Netherlands [Member] | Other fixed income [Member]
Disclosure of fair value of plan assets [line items]
Fixed income total	1,488	1,324
Netherlands [Member] | Europe [member]
Disclosure of fair value of plan assets [line items]
Equities total	517	480
Netherlands [Member] | North America [Member]
Disclosure of fair value of plan assets [line items]
Equities total	825	714
Netherlands [Member] | Other Countries [Member]
Disclosure of fair value of plan assets [line items]
Equities total	489	400
All other countries [member]
Disclosure of fair value of plan assets [line items]
Total plan assets	6,105	5,542
Equities total	1,752	1,505
Fixed income total	3,250	2,947
Private equity	6	2
Property and real estate	321	276
Hedge funds	69	120
Other	415	389
Other plans	300	312
Derivatives	(8)	(9)
All other countries [member] | Government Bonds [Member]
Disclosure of fair value of plan assets [line items]
Fixed income total	1,369	1,253
All other countries [member] | Investment Grade Corporate Bonds [Member]
Disclosure of fair value of plan assets [line items]
Fixed income total	1,272	1,167
All other countries [member] | Other fixed income [Member]
Disclosure of fair value of plan assets [line items]
Fixed income total	609	527
All other countries [member] | Europe [member]
Disclosure of fair value of plan assets [line items]
Equities total	583	451
All other countries [member] | North America [Member]
Disclosure of fair value of plan assets [line items]
Equities total	707	682
All other countries [member] | Other Countries [Member]
Disclosure of fair value of plan assets [line items]
Equities total	€ 462	€ 372